Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable, net of allowances	$ 9,745	$ 10,891	$ 18,573
Property and equipment, net of accumulated depreciation	$ 122,383	$ 107,037	$ 88,453
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	105,000,000	105,000,000	105,000,000
Common stock, shares issued (in shares)	38,514,000	38,423,000	38,341,000
Common stock, shares outstanding (in shares)	38,514,000	38,423,000	38,341,000